SHARE-BASED COMPENSATION (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Jan. 01, 2019 $ / shares
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized	61,605,996
Options expire term	10 years
2015 Plan | Employee options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | ¥	¥ 131,344
2015 Plan | Non-employee options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	4 years
Stock-based compensation expense | ¥	¥ 34,285
Share options granted	4,936,000
Fair value of the ordinary share (per share) | $ / shares		$ 2.26
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized	45,765,386
Options expire term	10 years
2015 Plan and 2020 Plan | Employee options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	4 years